Contingent consideration 1 - Summary of liabilities - contingent consideration (Detail) - AUD ($)	Dec. 31, 2023	Jun. 30, 2023
Disclosure of contingent liabilities [line items]
Contingent consideration, non-current	$ 5,559,989	$ 6,120,783
Contingent consideration — Paxalisib [Member]
Disclosure of contingent liabilities [line items]
Contingent consideration, non-current	750,499	653,692
Contingent consideration — EVT801 [Member]
Disclosure of contingent liabilities [line items]
Contingent consideration, non-current	$ 4,809,490	$ 5,467,091